United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

811-07925

(Investment Company Act File Number)

WesMark Funds

(Exact Name of Registrant as Specified in Charter)

One Bank Plaza

Wheeling, WV 26003

(Address of Principal Executive Offices)

(304) 234-9000

(Registrant’s Telephone Number)

JoEllen L Legg, Esquire

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1 – March 31, 2012

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK SMALL COMPANY GROWTH FUND

March 31, 2012 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-96.5%
CONSUMER DISCRETIONARY-14.2%
	Apparel Retail-2.6%
60,000	Foot Locker, Inc.	$1,863,000

	Auto Parts & Equipment-3.3%
10,000	Fuel Systems Solutions, Inc.(1)	261,600
30,000	Lear Corp.	1,394,700
80,000	Modine Manufacturing Co.(1)	706,400

		2,362,700
	Commercial Services-2.1%
40,000	Huron Consulting Group, Inc.(1)	1,502,400

	Consumer Electronics-1.0%
15,000	Harman International Industries, Inc.	702,150

	Housewares & Specialties-2.8%
50,000	Jarden Corp.	2,011,500

	Specialty Stores-2.4%
45,000	Cabela’s, Inc.(1)	1,716,750

TOTAL CONSUMER DISCRETIONARY		10,158,500

ENERGY-11.7%
	Oil & Gas Drilling-0.4%
35,000	Pioneer Drilling Co.(1)	308,000

	Oil & Gas Equipment & Services-5.4%
40,000	Bolt Technology Corp.	620,000
15,000	FMC Technologies, Inc.(1)	756,300
200,000	Newpark Resources, Inc.(1)	1,638,000
8,000	OYO Geospace Corp.(1)	842,640

		3,856,940
	Oil & Gas Exploration & Production-5.0%
40,000	Carrizo Oil & Gas, Inc.(1)	1,130,400
50,000	Plains Exploration & Production Co.(1)	2,132,500
5,000	Whiting Petroleum Corp.(1)	271,500

		3,534,400
	Oil & Gas Refining & Marketing-0.9%
25,000	Tesoro Corp.(1)	671,000

TOTAL ENERGY		8,370,340

Shares/Principal Amount		Value
FINANCIALS-6.0%
	Asset Management & Custody Banks-0.8%
70,000	WisdomTree Investments, Inc.(1)	$585,900

	Investment Banking & Brokerage-3.7%
70,000	Stifel Financial Corp.(1)	2,648,800

	Regional Banks-1.5%
90,000	Cardinal Financial Corp.	1,017,000

TOTAL FINANCIALS		4,251,700

HEALTH CARE-14.7%
	Biotechnology-2.1%
35,000	Cubist Pharmaceuticals, Inc.(1)	1,513,750

	Health Care Equipment-2.4%
25,000	Analogic Corp.	1,688,500

	Health Care Services-2.7%
15,000	Catalyst Health Solutions, Inc.(1)	955,950
20,000	Covance, Inc.(1)	952,600

		1,908,550
	Health Care Supplies-4.2%
5,000	Atrion Corp.	1,051,050
50,000	Neogen Corp.(1)	1,953,500

		3,004,550
	Health Care Technology-0.9%
15,000	Quality Systems, Inc.	655,950

	Managed Health Care-2.4%
50,000	Molina Healthcare, Inc.(1)	1,681,500

TOTAL HEALTH CARE		10,452,800

INDUSTRIALS-32.5%
	Aerospace & Defense-9.8%
15,625	HEICO Corp.	806,093
125,000	Hexcel Corp.(1)	3,001,250
75,000	Moog, Inc., Class A(1)	3,216,750

		7,024,093
	Building Products-2.0%
20,000	Lennox International, Inc.	806,000
45,000	Masco Corp.	601,650

		1,407,650
	Construction & Engineering-6.1%
40,000	Chicago Bridge & Iron Co., N.V.	1,727,600
125,000	Quanta Services, Inc.(1)	2,612,500

		4,340,100
	Construction & Farm Machinery & Heavy Trucks-2.5%
90,000	Greenbrier Cos., Inc.(1)	1,781,100

Shares/Principal Amount		Value
	Electronics-2.0%
20,000	OSI Systems, Inc.(1)	$1,226,000
10,000	Zygo Corp.(1)	195,700

		1,421,700
	Industrial Conglomerates-1.3%
15,000	Raven Industries, Inc.	915,150

	Industrial Machinery-1.1%
80,000	Lydall, Inc.(1)	815,200

	Miscellaneous Manufacturing-2.4%
60,000	Actuant Corp., Class A	1,739,400

	Trading Companies & Distributors-1.2%
20,000	United Rentals, Inc.(1)	857,800

	Trucking-4.1%
55,000	Ryder System, Inc.	2,904,000

TOTAL INDUSTRIALS		23,206,193

INFORMATION TECHNOLOGY-8.5%
	Application Software-0.8%
20,000	Bottomline Technologies, Inc.(1)	558,800

	Electronic Equipment & Instruments-1.2%
20,000	Cognex Corp.	847,200

	Semiconductor Equipment-1.8%
45,000	Ultratech, Inc.(1)	1,304,100

	Semiconductors-1.1%
50,000	Cypress Semiconductor Corp.(1)	781,500

	Systems Software-2.3%
30,000	MICROS Systems, Inc.(1)	1,658,700

	Technology Distributors-1.3%
110,000	Brightpoint, Inc.(1)	885,500

TOTAL INFORMATION TECHNOLOGY		6,035,800

MATERIALS-5.4%
	Construction Materials-0.6%
5,000	Martin Marietta Materials, Inc.	428,150

	Diversified Chemicals-1.5%
50,000	Olin Corp.	1,087,500

Shares/Principal Amount		Value
	Steel-3.3%
45,000	Carpenter Technology Corp.	$2,350,350

TOTAL MATERIALS		3,866,000

TELECOMMUNICATION SERVICES-0.8%
	Wireless Telecommunication Services-0.8%
50,000	Leap Wireless International, Inc.(1)	436,500
15,000	MetroPCS Communications, Inc.(1)	135,300

		571,800

TOTAL TELECOMMUNICATION SERVICES		571,800

UTILITIES-2.7%

	Electric Utilities-2.7%
25,000	ITC Holdings Corp.	1,923,500

TOTAL UTILITIES		1,923,500

TOTAL COMMON STOCKS
(Cost $54,809,603)		68,836,633

SHORT TERM INVESTMENTS-2.9%
	Mutual Funds-2.9%
2,052,078	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	2,052,078

TOTAL SHORT TERM INVESTMENTS

(Cost $2,052,078)		2,052,078

TOTAL INVESTMENTS-99.4%
(Cost $56,861,681)		70,888,711
OTHER ASSETS AND LIABILITIES-NET(2) -0.6%		440,635

NET ASSETS-100.0%		$71,329,346

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at March 31, 2012.

The following acronyms are used throughout this portfolio:

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GROWTH FUND

March 31, 2012 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-97.7%
CONSUMER DISCRETIONARY-14.4%
	Auto Parts & Equipment-1.4%
25,000	BorgWarner, Inc.(1)	$2,108,500
60,000	Delphi Automotive PLC (1)	1,896,000

		4,004,500
	Automobile Manufacturers-1.8%
425,000	Ford Motor Co.	5,308,250

	Broadcasting-1.5%
125,000	CBS Corp., Class B	4,238,750

	Cable & Satellite-0.4%
25,000	DIRECTV, Class A(1)	1,233,500

	Department Stores-2.1%
150,000	Macy’s, Inc.	5,959,500

	Distributors-0.8%
35,000	Genuine Parts Co.	2,196,250

	Footwear-2.8%
75,000	NIKE, Inc., Class B	8,133,000

	Home Improvement Retail-1.0%
55,000	The Home Depot, Inc.	2,767,050

	Internet Retail-0.4%
5,000	Amazon.com, Inc.(1)	1,012,550

	Movies & Entertainment-1.5%
100,000	The Walt Disney Co.	4,378,000

	Restaurants-0.7%
20,000	McDonald’s Corp.	1,962,000

TOTAL CONSUMER DISCRETIONARY		41,193,350

CONSUMER STAPLES-12.4%
	Agricultural Products-1.2%
105,000	Archer-Daniels-Midland Co.	3,324,300

	Distillers & Vintners-1.5%
45,000	Diageo PLC, ADR	4,342,500

	Drugs Retail-1.6%
100,000	CVS Caremark Corp.	4,480,000

	Food-1.0%
40,000	Ralcorp Holdings, Inc.(1)	2,963,600

Shares/Principal Amount		Value
	Hypermarkets & Super Centers-2.3%
110,000	Wal-Mart Stores, Inc.	$6,732,000

	Packaged Foods & Meats-2.0%
150,000	Kraft Foods, Inc., Class A	5,701,500

	Soft Drinks-2.8%
110,000	The Coca-Cola Co.	8,141,100

TOTAL CONSUMER STAPLES		35,685,000

ENERGY-7.8%
	Equipment & Services-1.2%
50,000	Schlumberger, Ltd.	3,496,500

	Integrated Oil & Gas-2.8%
35,000	Chevron Corp.	3,753,400
60,000	Royal Dutch Shell PLC, ADR	4,207,800

		7,961,200
	Oil & Gas Drilling-1.0%
55,000	Ensco PLC, ADR	2,911,150

	Oil & Gas Exploration & Production-2.8%
80,000	Apache Corp.	8,035,200

TOTAL ENERGY		22,404,050

FINANCIALS-11.1%
	Asset Management & Custody Banks-4.8%
225,000	Blackstone Group LP	3,586,500
60,000	Franklin Resources, Inc.	7,441,800
100,000	Invesco, Ltd.	2,667,000

		13,695,300
	Diversified Banks-4.5%
65,000	The Toronto-Dominion Bank	5,521,750
215,000	Wells Fargo & Co.	7,340,100

		12,861,850
	Investment Banking & Brokerage-0.8%
125,000	Morgan Stanley	2,455,000

	Specialized REITS-1.0%
70,000	Plum Creek Timber Co., Inc.	2,909,200

TOTAL FINANCIALS		31,921,350

HEALTH CARE-3.5%
	Pharmaceuticals-3.5%
75,000	Abbott Laboratories	4,596,750
125,000	Merck & Co., Inc.	4,800,000
10,000	Watson Pharmaceuticals, Inc.(1)	670,600

		10,067,350

TOTAL HEALTH CARE		10,067,350

Shares/Principal Amount		Value
INDUSTRIALS-23.1%
	Aerospace & Defense-6.5%
100,000	The Boeing Co.	$7,437,000
75,000	Honeywell International, Inc.	4,578,750
155,000	Moog, Inc., Class A(1)	6,647,950

		18,663,700
	Air Freight & Logistics-1.8%
55,000	FedEx Corp.	5,057,800

	Construction & Engineering-1.5%
100,000	Chicago Bridge & Iron Co., N.V.	4,319,000

	Construction & Farm Machinery & Heavy Trucks-3.1%
60,000	Deere & Co.	4,854,000
85,000	PACCAR, Inc.	3,980,550

		8,834,550
	Electrical Components & Equipment-1.1%
50,000	Cooper Industries, Ltd.	3,197,500

	Industrial Conglomerates-3.9%
65,000	Danaher Corp.	3,640,000
375,000	General Electric Co.	7,526,250

		11,166,250
	Industrial Machinery-3.2%
140,000	Eaton Corp.	6,976,200
25,000	Parker Hannifin Corp.	2,113,750

		9,089,950
	Machinery-Diversified-0.5%
20,000	Rockwell Automation, Inc.	1,594,000

	Railroads-1.5%
200,000	CSX Corp.	4,304,000

TOTAL INDUSTRIALS		66,226,750

INFORMATION TECHNOLOGY-14.5%
	Application Software-0.2%
15,000	Adobe Systems, Inc.(1)	514,650

	Communications Equipment-2.4%
100,000	QUALCOMM, Inc.	6,802,000

	Computer Hardware-3.5%
17,000	Apple, Inc.(1)	10,190,990

	Computer Storage & Peripherals-3.9%
225,000	EMC Corp.(1)	6,723,000
90,000	SanDisk Corp.(1)	4,463,100

		11,186,100
	Electronic Components-0.6%
125,000	Corning, Inc.	1,760,000

Shares/Principal Amount		Value
	Internet Software & Services-0.9%
4,000	Google, Inc., Class A(1)	$2,564,960

	Semiconductors-0.8%
85,000	ARM Holdings PLC, ADR	2,404,650

	Systems Software-2.2%
15,000	Microsoft Corp.	483,750
200,000	Oracle Corp.	5,832,000

		6,315,750

TOTAL INFORMATION TECHNOLOGY		41,739,100

MATERIALS-10.1%
	Diversified Chemicals-7.4%
240,000	The Dow Chemical Co.	8,313,600
110,000	EI du Pont de Nemours & Co.	5,819,000
75,000	PPG Industries, Inc.	7,185,000

		21,317,600
	Industrial Gases-1.6%
40,000	Praxair, Inc.	4,585,600

	Mining-1.1%
300,000	Alcoa, Inc.	3,006,000

TOTAL MATERIALS		28,909,200

TELECOMMUNICATION SERVICES-0.8%
	Integrated Telecommunication Services-0.8%
75,000	AT&T, Inc.	2,342,250

TOTAL TELECOMMUNICATION SERVICES		2,342,250

TOTAL COMMON STOCKS
(Cost $235,547,862)		280,488,400

SHORT TERM INVESTMENTS-2.8%

	Mutual Funds-2.8%
7,930,290	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	7,930,290

TOTAL SHORT TERM INVESTMENTS

(Cost $7,930,290)		7,930,290

TOTAL INVESTMENTS-100.5%
(Cost $243,478,152)		288,418,690
OTHER ASSETS AND LIABILITIES-NET(2) -(0.5)%		(1,486,206)

NET ASSETS-100.0%		$286,932,484

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at March 31, 2012.

The following acronyms are used throughout this portfolio:

ADR - American Depositary Receipt

LP - Limited Partnership

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Co.

REIT - Real Estate Investment Trust

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK BALANCED FUND

March 31, 2012 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-61.5%
CONSUMER DISCRETIONARY-7.9%
	Automobile Manufacturers-0.6%
33,000	Ford Motor Co.	$412,170

	Department Stores-1.9%
10,000	J.C. Penney Co., Inc	354,300
24,000	Macy’s, Inc.	953,520
		1,307,820

	Distributors-1.1%
12,000	Genuine Parts Co.	753,000

	Home Improvement Retail-1.9%
26,000	The Home Depot, Inc.	1,308,060

	Internet Retail-0.6%
2,000	Amazon.com, Inc.(1)	405,020

	Restaurants-1.8%
10,000	Darden Restaurants, Inc.	511,600
7,500	McDonald’s Corp.	735,750

		1,247,350

TOTAL CONSUMER DISCRETIONARY		5,433,420

CONSUMER STAPLES-3.4%
	Packaged Foods & Meats-1.9%
5,000	H.J. Heinz Co.	267,750
10,000	Kraft Foods, Inc., Class A	380,100
8,000	Mead Johnson Nutrition Co.	659,840

		1,307,690

	Soft Drinks-0.6%
6,000	The Coca-Cola Co.	444,060

	Tobacco-0.9%
19,000	Altria Group, Inc.	586,530

TOTAL CONSUMER STAPLES		2,338,280

ENERGY-7.2%
	Equipment & Services-0.8%
8,000	Schlumberger, Ltd.	559,440

	Integrated Oil & Gas-5.0%
8,000	Chevron Corp.	857,920
12,000	Exxon Mobil Corp.	1,040,760
5,000	Occidental Petroleum Corp.	476,150
15,000	Royal Dutch Shell PLC, ADR	1,051,950

		3,426,780

Shares/Principal Amount		Value
	Oil & Gas Drilling-1.1%
15,000	Ensco PLC, ADR	$793,950

	Oil & Gas Exploration & Production-0.3%
6,200	Canadian Natural Resources, Ltd.	205,716

TOTAL ENERGY		4,985,886

FINANCIALS-6.1%
	Diversified Banks-0.4%
3,000	The Toronto-Dominion Bank	254,850

	Other Diversified Financial Services-0.7%
10,000	JPMorgan Chase & Co.	459,800

	Regional Banks-1.9%
7,166	Commerce Bancshares, Inc.	290,366
16,000	PNC Financial Services Group, Inc.	1,031,840

		1,322,206
	Residential REITS-1.3%
10,000	American Campus Communities, Inc.	447,200
8,000	Home Properties, Inc.	488,080

		935,280
	Retail REITS-0.5%
12,500	National Retail Properties, Inc.	339,875

	Specialized REITS-0.7%
12,000	Plum Creek Timber Co., Inc.	498,720

	Thrifts & Mortgage Finance-0.6%
30,000	People’s United Financial, Inc.	397,200

TOTAL FINANCIALS		4,207,931

HEALTH CARE-5.0%
	Health Care Distributors-0.8%
6,800	McKesson Corp.	596,836

	Health Care Services-1.0%
10,000	Medco Health Solutions, Inc.(1)	703,000

	Pharmaceuticals-3.2%
36,500	Bristol-Myers Squibb Co.	1,231,875
7,800	Johnson & Johnson	514,488
11,500	Merck & Co., Inc.	441,600

		2,187,963

TOTAL HEALTH CARE		3,487,799

INDUSTRIALS-9.9%
	Aerospace & Defense-1.6%
7,000	The Boeing Co.	520,590

Shares/Principal Amount		Value
9,000	Honeywell International, Inc.	$549,450

		1,070,040
	Air Freight & Logistics-0.7%
5,000	FedEx Corp.	459,800

	Construction & Engineering-0.6%
10,000	Chicago Bridge & Iron Co., N.V.	431,900

	Construction & Farm Machinery & Heavy Trucks-2.2%
3,500	Caterpillar, Inc.	372,820
3,000	Cummins, Inc.	360,120
10,000	Deere & Co.	809,000

		1,541,940
	Electrical Components & Equipment-0.6%
7,000	Cooper Industries, PLC, Class A	447,650

	Industrial Conglomerates-1.5%
8,000	Danaher Corp.	448,000
30,000	General Electric Co.	602,100

		1,050,100
	Industrial Machinery-1.7%
8,000	Eaton Corp.	398,640
10,000	Kaydon Corp.	255,100
6,200	Parker Hannifin Corp.	524,210

		1,177,950
	Machinery-Diversified-0.7%
6,000	Rockwell Automation, Inc.	478,200

	Railroads-0.3%
10,000	CSX Corp.	215,200

TOTAL INDUSTRIALS		6,872,780

INFORMATION TECHNOLOGY-11.4%
	Communications Equipment-0.6%
6,100	QUALCOMM, Inc.	414,922

	Computer Hardware-5.3%
4,000	Apple, Inc.(1)	2,397,880
6,000	International Business Machines Corp.	1,251,900

		3,649,780
	Computer Storage & Peripherals-1.5%
14,000	EMC Corp.(1)	418,320
12,500	SanDisk Corp.(1)	619,875

		1,038,195
	Electronic Manufacturing Services-0.8%
15,000	TE Connectivity, Ltd.	551,250

	Internet Software & Services-1.3%
1,400	Google, Inc., Class A(1)	897,736

Shares/Principal Amount		Value
	Semiconductors-1.5%
11,000	ARM Holdings PLC, ADR	$311,190
22,000	Texas Instruments, Inc.	739,420

		1,050,610
	Systems Software-0.4%
10,000	Oracle Corp.	291,600

TOTAL INFORMATION TECHNOLOGY		7,894,093

MATERIALS-6.2%
	Diversified Chemicals-4.3%
25,000	The Dow Chemical Co.	866,000
17,500	EI du Pont de Nemours & Co.	925,750
6,000	FMC Corp.	635,160
6,000	PPG Industries, Inc.	574,800

		3,001,710
	Industrial Gases-0.7%
5,000	Air Products & Chemicals, Inc.	459,000

	Paper Products-1.2%
24,000	International Paper Co.	842,400

TOTAL MATERIALS		4,303,110

TELECOMMUNICATION SERVICES-1.9%
	Integrated Telecommunication Services-1.3%
10,000	AT&T, Inc.	312,300
15,000	Verizon Communications, Inc.	573,450

		885,750
	Wireless Telecommunication Services-0.6%
15,000	Vodafone Group PLC, ADR	415,050

TOTAL TELECOMMUNICATION SERVICES		1,300,800

UTILITIES-2.5%
	Electric Utilities-2.5%
25,000	Duke Energy Corp.	525,250
7,500	NextEra Energy, Inc.	458,100
20,000	Pepco Holdings, Inc.	377,800
7,500	The Southern Co.	336,975

		1,698,125

TOTAL UTILITIES		1,698,125

TOTAL COMMON STOCKS
(Cost $32,302,866)		42,522,224

EXCHANGE TRADED FUNDS-3.2%
12,000	iShares MSCI Emerging Markets Index Fund	515,280
10,000	iShares Russell 2000 Growth Index ETF	953,800

Shares/Principal Amount		Value
11,500	Vanguard REIT ETF	$731,515

TOTAL EXCHANGE TRADED FUNDS

(Cost $1,953,951)		2,200,595

PREFERRED STOCKS-2.5%
	Automobile Manufacturers-0.4%
6,500	General Motors Co., Series B, 4.750%	272,025

	Diversified Financial Services-0.3%
10,000	General Electric Capital Corp., 5.875%	252,000

	Investment Banking & Brokerage-0.6%
21,000	The Goldman Sachs Group, Inc., Series A, 3.750%(2)	407,610

	Other Diversified Financial Services- 0.8%
21,000	Bank of America Corp., Series J, 7.250%	529,830

	Regional Banks-0.4%
10,000	PNC Capital Trust E, 7.750%	262,200
TOTAL PREFERRED STOCKS

(Cost $1,785,599)		1,723,665

CORPORATE BONDS-16.8%
	Communications Equipment-1.7%
$1,000,000	Cisco Systems, Inc., Sr. Unsecured Notes, 5.500%, 2/22/2016	1,161,339

	Computer & Electronics Retail-0.7%
500,000	Best Buy Co. Inc., Sr. Unsecured Notes, 5.500%, 3/15/2021	489,694

	Computer Hardware-3.2%
500,000	Hewlett-Packard Co., Sr. Unsecured Notes, 6.125%, 3/1/2014	544,357
1,000,000	Hewlett-Packard Co., Sr. Unsecured Notes, 3.000%, 9/15/2016	1,028,056
500,000	International Business Machines Corp., Sr. Unsecured Notes, 7.625%, 10/15/2018	667,684

		2,240,097

Shares/Principal Amount		Value
	Diversified Financial Services-0.8%
$500,000	General Electric Capital Corp., Sr. Unsecured Notes, 3.500%, 6/29/2015	$531,939

	Health Care Equipment-0.8%
500,000	Medtronic, Inc., Sr. Unsecured Notes, 4.450%, 3/15/2020	563,802

	Health Care Services-0.8%
500,000	Express Scripts Holding Co., Company Guaranteed Notes, 3.125%, 5/15/2016	521,055

	Industrial Conglomerates-0.7%
500,000	General Electric Capital Corp., Sr. Unsecured Notes, 4.000%, 1/13/2027(3)	506,747

	Investment Banking & Brokerage-0.8%
500,000	Morgan Stanley, Sr. Unsecured Notes, 5.550%, 4/27/2017	512,106

	Networking Products-0.7%
500,000	Juniper Networks, Inc., Sr. Unsecured Notes, 3.100%, 3/15/2016	517,841

	Other Diversified Financial Services- 3.6%
1,000,000	Citigroup, Inc., Sr. Unsecured Notes, 1.511%, 4/1/2014(2)	983,104
1,000,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.400%, 7/22/2020	1,038,853
500,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.000%, 9/28/2026(3)	486,442

		2,508,399
	Packaged Foods & Meats-0.7%
500,000	HJ Heinz Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	501,498

	Railroads-0.8%
500,000	Union Pacific Corp., Sr. Unsecured Notes, 5.450%, 1/31/2013	519,818

	REITS - Healthcare-0.7%
500,000	Health Care REIT, Inc., Sr. Unsecured Notes, 3.625%, 3/15/2016	507,777

Shares/Principal Amount		Value
	Specialty Stores-0.8%
$500,000	Staples, Inc., Sr. Unsecured Notes, 9.750%, 1/15/2014	$568,304
TOTAL CORPORATE BONDS

(Cost $10,994,979)		11,650,416

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-0.2%
	Federal National Mortgage Association- 0.2%
141,314	Series 2003-5, Class EL, 5.000%, 8/25/2022, REMIC	145,331

TOTAL U.S. GOVERNMENT AGENCY -
COLLATERALIZED MORTGAGE OBLIGATIONS

(Cost $139,921)		145,331

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-2.7%
	Federal Home Loan Mortgage Corp.- 0.0%(4)
17,424	Pool E84004, 6.000%, 6/1/2016	18,847

	Federal National Mortgage Association- 2.7%
174,650	Pool 254831, 5.000%, 8/1/2023	188,955
794,702	Pool AE0375, 4.000%, 7/1/2025	842,742
791,216	Pool AD6175, 4.000%, 9/1/2025	839,045

		1,870,742

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES

(Cost $1,822,203)		1,889,589

U.S. GOVERNMENT AGENCY SECURITIES-3.0%
	Federal Home Loan Banks-0.8%
450,000	5.250%, 6/10/2022	552,343

	Federal Home Loan Mortgage Corp.-1.5%
1,000,000	3.000%, 1/25/2027(3)	1,004,909

	Federal National Mortgage Association- 0.7%
500,000	4.000%, 12/9/2025	492,606

TOTAL U.S. GOVERNMENT AGENCY SECURITIES

(Cost $1,980,169)		2,049,858

Shares/Principal Amount		Value
TAXABLE MUNICIPAL BONDS-8.2%
	Alaska-0.8%
$500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	$557,245

	Florida-0.7%
425,000	Jacksonville Electric Authority, Bulk Power Supply System, Build America Revenue Bonds, 5.450%, 10/1/2025	482,583

	Michigan-1.2%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	297,162
500,000	Michigan Finance Authority, Revenue Bonds, 5.496%, 9/1/2020	550,320

		847,482
	Ohio-1.8%
500,000	City of Akron, Build America General Obligation Unlimited Bonds, 3.650%, 12/1/2017	539,470
630,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.042%, 12/1/2023	683,172

		1,222,642
	Pennslyvania-2.1%
500,000	Albert Gallatin Area School District Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	588,460
500,000	State Public School Building Authority, Revenue Bonds, 5.000%, 9/15/2027	553,950
290,000	Township of East Pennsboro, Build America General Obligation Bonds, 4.590%, 9/1/2019	307,160

		1,449,570
	Virginia-0.8%
500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	572,820

Shares/Principal Amount		Value
	Wisconsin-0.8%
$500,000	State of Wisconsin Transportation Authority Revenue Bonds, 5.500%, 7/1/2026	$569,880

TOTAL TAXABLE MUNICIPAL BONDS

(Cost $5,115,752)		5,702,222

NON-TAXABLE MUNICIPAL BONDS-0.8%
	West Viginia-0.8%
500,000	West Virginia Higher Education Policy Commission, Revenue Bonds, 5.000%, 4/1/2029, (NATL-RE FGIC)	527,735

TOTAL NON-TAXABLE MUNICIPAL BONDS

(Cost $510,960)		527,735

SHORT TERM INVESTMENTS-0.7%
	Mutual Funds-0.7%
457,501	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	457,501

TOTAL SHORT TERM INVESTMENTS

(Cost $457,501)		457,501

TOTAL INVESTMENTS-99.6%
(Cost $57,063,901)		68,869,136
OTHER ASSETS AND LIABILITIES- NET(5) -0.4%		277,661

NET ASSETS-100.0%		$69,146,797

See accompanying Notes to Quarterly Portfolio of Investments.

(1)	Non-income producing security.
(2)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012.
(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2012.
(4)	Amount represents less than 0.05% of net assets.
(5)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at March 31, 2012.

The following acronyms are used throughout this portfolio:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

FGIC - Financial Guaranty Insurance Co.

NATL-RE - Third party insurer for municipal debt securities.

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Co.

REIT - Real Estate Investment Trusts

REMIC - Real Estate Mortgage Investment Conduit

Sr. - Senior

PORTFOLIO OF INVESTMENTS

WESMARK GOVERNMENT BOND FUND

March 31, 2012 (Unaudited)

Shares/Principal Amount		Value
CORPORATE BONDS-0.5%
	Special Purpose Banks-0.5%
$1,000,000	AgriBank FCB, 9.125%, 7/15/2019	$1,270,187

TOTAL CORPORATE BONDS

(Cost $1,226,403)		1,270,187

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-35.7%
	Federal Home Loan Mortgage Corp.-22.6%
887,914	Series 2003-2651, Class JB, 5.000%, 1/15/2018, REMIC	963,514
439,298	Series 2005-2926, Class AB, 5.000%, 1/15/2019, REMIC	449,108
514,111	Series 2005-2958, Class QJ, 4.000%, 4/15/2020, REMIC	538,186
400,193	Series 2005-3000, Class FX, 0.542%, 4/15/2035, REMIC(1)	399,757
2,035,597	Series 2005-3030, Class FL, 0.642%, 9/15/2035, REMIC(1)	2,036,196
966,315	Series 2005-3042, Class DH, 5.000%, 4/15/2024, REMIC	998,131
963,099	Series 2005-3044, Class HN, 5.000%, 1/15/2024, REMIC	982,158
777,046	Series 2005-3051, Class MC, 5.000%, 10/15/2024, REMIC	812,396
742,667	Series 2007-3282, Class JE, 5.500%, 1/15/2026, REMIC	773,633
226,419	Series 2007-3342, Class FT, 0.692%, 7/15/2037, REMIC(1)	226,729
6,356,258	Series 2007-3349, Class FE, 0.732%, 7/15/2037, REMIC(1)	6,369,930
229,420	Series 2007-R013, Class AB, 6.000%, 12/15/2021, REMIC	232,256
403,473	Series 2008-R016, Class AM, 5.125%, 6/15/2018, REMIC	408,927
1,591,488	Series 2009-3531, Class CE, 3.000%, 1/15/2039, REMIC	1,641,419
453,017	Series 2009-3540, Class KF, 1.292%, 11/15/2036, REMIC(1)	462,397
10,747,259	Series 2011-3905, Class MP, 2.000%, 3/15/2041	10,893,250
3,116,864	Series 2011-3914, Class MA, 3.000%, 6/15/2026, REMIC	3,283,744

Shares/Principal Amount		Value
$14,564,812	Series 2012-3984, Class MA, 2.000%, 1/15/2040	$14,819,069
7,907,516	Series 2012-3984, Class PA, 2.000%, 12/15/2039	8,045,708
4,943,140	Series 2012-4005, Class PA, 2.000%, 10/15/2041	5,033,386

		59,369,894
	Federal National Mortgage Association- 11.3%
4,305,822	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	4,542,307
6,069,746	Series 2005-13, Class FQ, 0.642%, 3/25/2035, REMIC(1)	6,069,072
179,015	Series 2006-35, Class FN, 0.742%, 10/25/2033, REMIC(1)	179,036
1,376,114	Series 2008-12, Class C, 4.000%, 7/25/2035, REMIC	1,402,289
1,187,000	Series 2008-12, Class D, 4.500%, 4/25/2036, REMIC	1,242,640
1,959,632	Series 2011-121, Class PD, 2.000%, 12/25/2040	1,994,081
4,521,532	Series 2011-45, Class TE, 3.000%, 3/25/2025, REMIC	4,719,068
9,724,450	Series 2012-9, Class FC, 0.642%, 2/25/2042(1)	9,726,541

		29,875,034
	Government National Mortgage Association-1.8%
4,581,483	Series 2011-11, Class PC, 2.000%, 4/20/2040	4,667,734

TOTAL U.S. GOVERNMENT AGENCY -
COLLATERALIZED MORTGAGE OBLIGATIONS

(Cost $92,743,015)		93,912,662

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-30.1%
	Federal Home Loan Mortgage Corp.-3.4%
2,006,808	Pool C90993, 5.500%, 10/1/2026	2,197,132
1,507,479	Pool G30387, 5.500%, 2/1/2028	1,644,793
1,370,601	Pool C91349, 4.500%, 12/1/2030	1,455,435
3,563,329	Pool C91361, 4.000%, 3/1/2031	3,781,170

		9,078,530
	Federal National Mortgage Association- 26.7%
1,788,387	Pool 972080, 5.000%, 2/1/2023	1,934,499

Shares/Principal Amount		Value
$1,572,704	Pool 255857, 5.500%, 8/1/2025	$1,728,809
3,354,306	Pool 255994, 5.500%, 11/1/2025	3,701,339
5,017,681	Pool 256041, 5.500%, 12/1/2025	5,515,731
675,223	Pool 256198, 5.500%, 4/1/2026	739,713
1,144,894	Pool 831505, 5.500%, 4/1/2026	1,254,242
1,822,709	Pool 256272, 5.500%, 6/1/2026	1,996,794
2,302,062	Pool 256275, 6.000%, 6/1/2026	2,542,282
679,233	Pool 256311, 6.000%, 7/1/2026	750,111
4,710,352	Pool AJ1542, 3.000%, 9/1/2026	4,888,997
13,835,179	Pool MA0641, 4.000%, 2/1/2031	14,685,932
7,202,114	Pool MA0645, 4.000%, 2/1/2031	7,644,986
5,451,667	Pool MA0695, 4.000%, 4/1/2031	5,786,901
5,329,615	Pool MA0756, 4.000%, 5/1/2031	5,657,343
10,712,646	Pool MA0818, 4.000%, 8/1/2031	11,371,388

		70,199,067
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE BACKED SECURITIES

(Cost $75,172,177)		79,277,597

U.S. GOVERNMENT AGENCY SECURITIES-7.8%
	Federal Agricultural Mortgage Corp.-1.4%
3,000,000	5.125%, 4/19/2017(2)	3,527,976

	Federal Home Loan Banks-0.9%
2,300,000	5.000%, 2/23/2021	2,339,834

	Federal National Mortgage Association-5.5%
10,000,000	2.000%, 5/18/2026(3)	10,010,490
3,000,000	3.000%, 11/25/2026(3)	2,973,285
1,500,000	5.100%, 2/7/2028	1,549,045

		14,532,820

TOTAL U.S. GOVERNMENT AGENCY SECURITIES

(Cost $20,053,617)		20,400,630

Shares/Principal Amount		Value
TAXABLE MUNICIPAL BONDS-18.4%
	Alaska-0.4%
$880,000	Alaska Municipal Bond Bank Authority, Taxable Revenue Bonds, Series B-1, 5.993%, 9/1/2025	$985,829

	Arizona-0.4%
1,000,000	Maricopa County Elementary School District No. 3-Tempe, Build America General Obligation Bonds, Series A, 6.000%, 7/1/2026	1,116,110

	Colorado-0.8%
1,000,000	Larimer County School District No. R-1 Poudre, Build America General Obligation Bonds, 5.603%, 12/15/2025	1,108,190
1,000,000	Metropolitan State College of Denver, Institutional Enterprise, Build America Revenue Bonds, 5.460%, 12/1/2023	1,150,030

		2,258,220
	Illinois-2.4%
1,000,000	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B, 6.300%, 12/1/2021	1,115,010
455,000	Cook County School District No. 148 Dolton, General Obligation Bonds, Series E, 6.100%, 12/1/2021	529,529
1,000,000	Lake County School District No. 56 Gurnee, Build America General Obligation Bonds, 6.100%, 1/1/2026	1,137,740
1,000,000	Peoria Public Building Commission, School District Facilities, Build America Revenue Bonds, 6.140%, 12/1/2025	1,105,860
1,000,000	Will Grundy Etc. Counties Community College District No. 525, Build America General Obligation Bonds, 6.650%, 1/1/2026	1,213,810
1,000,000	Winnebago-Boone Etc. Counties Community College District No. 511, Build America General Obligation Bonds, 5.650%, 1/1/2022	1,111,570

		6,213,519

Shares/Principal Amount		Value
	Indiana-0.2%
$470,000	Indiana Bond Bank, Special Project Revenue Bonds, Series C, 5.600%, 2/1/2025	$518,744

	Kansas-0.6%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	502,411
	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds:
200,000	5.400%, 9/1/2022	231,430
380,000	5.500%, 9/1/2023	438,907
300,000	Sedgwick County Unified School District No. 265 Goddard, Build America General Obligation Bonds, 6.050%, 10/1/2024	340,302

		1,513,050
	Kentucky-3.1%
500,000	Boone County School District Finance Corp., School Building Revenue Bonds, 5.750%, 6/1/2027	542,250
1,190,000	Boyd County School District Finance Corp., Build America Revenue Bonds, 5.750%, 2/1/2025	1,327,552
1,560,000	Campbell & Kenton Counties Sanitation District No. 1 Build America Revenue Bonds, 5.300%, 8/1/2025	1,724,112
	City of Owensboro, General Obligation Bonds:
300,000	5.125%, 12/1/2024	328,617
315,000	5.250%, 12/1/2025	344,764
1,000,000	Kentucky Municipal Power Agency, Build America Revenue Bonds, 5.760%, 9/1/2024	1,134,510
500,000	Lexington-Fayette Urban County Government, General Obligation, Pension Funding Bonds, Series B, 5.750%, 2/1/2025	590,945
1,000,000	McCracken County School District Finance Corp., Build America Revenue Bonds, 5.750%, 12/1/2026	1,107,650
	Nelson County School District Finance Corp., School Building, Build America Revenue Bonds:
500,000	5.300%, 12/1/2024	561,765
500,000	5.500%, 12/1/2025	564,495

		8,226,660

Shares/Principal Amount		Value
	Michigan-1.2%
$570,000	City of Lansing MI, Build America General Obligation Bonds, 6.350%, 5/1/2023	$653,323
475,000	Comstock Park Public Schools General Obligation Unlimited Bonds, 6.300%, 5/1/2026	520,310
825,000	Grand Rapids Community College, Build America General Obligation Bonds, 5.990%, 5/1/2023	921,500
1,000,000	Holland School District, Build America General Obligation Bonds, 6.030%, 5/1/2024	1,104,730

		3,199,863
	Minnesota-0.2%
500,000	Lake City Independent School District No. 813 Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	539,595

	Missiouri-1.7%
1,620,000	County of St. Charles MO, Build America Special Obligation Bonds, 5.805%, 10/1/2025	1,848,809
2,000,000	St. Louis School District, General Obligation Bonds, 6.250%, 4/1/2026	2,525,460

		4,374,269
	New Mexico-0.2%
500,000	New Mexico State Financial Authority, Revenue Bonds, 4.250%, 6/1/2024	528,025

	New York-0.3%
590,000	County of Oneida, General Obligation Bonds, 6.500%, 4/15/2023	692,743

	North Carolina-0.4%
925,000	County of Guilford NC, Build America General Obligation Unlimited Bonds, 4.791%, 8/1/2023	1,079,170

	Ohio-2.4%
1,250,000	American Municipal Power-Ohio, Inc., Build America Revenue Bonds, 5.964%, 2/15/2024	1,385,712
1,000,000	Austintown Ohio Local School District, General Obligation Bonds, 5.327%, 9/1/2027	1,075,940

Shares/Principal Amount		Value
$1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	$1,058,560
500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	558,125
900,000	Findlay City School District, Build America General Obligation Bonds, Series B, 5.450%, 12/1/2024	997,821
	Miami County, Recovery Zone Economic Development Build America General Obligation Bonds:
180,000	4.650%, 12/1/2019	200,833
260,000	5.500%, 12/1/2022	292,295
580,000	Ohio State Building Authority, Build America Revenue Bonds, 4.780%, 10/1/2020	655,516

		6,224,802
	Oregon-0.7%
1,000,000	Oregon State Department of Administrative Services Lottery, Revenue Bonds, 5.375%, 4/1/2021	1,059,230
750,000	Washington County, Clean Water Services Sewer, Build America Revenue Bonds, 5.228%, 10/1/2025	876,075

		1,935,305
	Pennslyvania-0.8%
1,000,000	City of Reading PA, General Obligation Unlimited Bonds, 5.480%, 11/15/2026	1,045,450
1,000,000	Lebanon Authority, Build America Revenue Bonds, 5.970%, 12/15/2025	1,089,750

		2,135,200
	South Carolina-0.4%
925,000	Richland County School District No. 2, General Obligation Bonds, 5.100%, 5/1/2026	997,909

	Texas-1.6%
500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	545,845
1,000,000	San Antonio Independent School District, Build America General Obligation Bonds, 5.433%, 8/15/2025	1,202,530

Shares/Principal Amount		Value
$2,195,000	University of Texas System, Build America General Revenue Bonds, Series C, 4.125%, 8/15/2025	$2,442,113

		4,190,488
	Utah-0.6%
500,000	County of Utah, Excise Tax, Build America Revenue Bonds, Series B, 6.120%, 12/1/2023	565,425
1,000,000	Tooele County Utah School District Municipal Building Authority, Revenue Bonds, 5.625%, 6/1/2027	1,069,700

		1,635,125
TOTAL TAXABLE MUNICIPAL BONDS

(Cost $44,034,817)		48,364,626

SHORT TERM INVESTMENTS-6.4%
	Mutual Funds-6.4%
16,894,186	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	16,894,186

TOTAL SHORT TERM INVESTMENTS

(Cost $16,894,186)		16,894,186

TOTAL INVESTMENTS-98.9%
(Cost $250,124,215)		260,119,888
OTHER ASSETS AND LIABILITIES-NET(4) -1.1%		2,804,303

NET ASSETS-100.0%		$262,924,191

(1)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $3,527,976 or 1.3% of net assets.

(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2012.
(4)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at March 31, 2012.

The following acronyms are used throughout this portfolio:

REMIC - Real Estate Mortgage Investment Conduit

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

March 31, 2012 (Unaudited)

Shares/Principal Amount		Value
MUNICIPAL BONDS-97.6%
	Ohio-2.2%
$650,000	City of Akron, Ohio, General Obligation Limited Bonds, 2.125%, 12/1/2018	$654,628
870,000	City of Marysville, Ohio, General Obligation Limited Bonds, 4.125%, 12/1/2027	899,049
180,000	County of Monroe, Ohio, General Obligation Bonds, 4.900%, 12/1/2017	180,364
500,000	Toledo City School District General Obligation Unlimited Bonds, 5.000%, 12/1/2027, (NATL-RE FGIC)	520,910

		2,254,951
	Pennslyvania-1.7%
450,000	Bethlehem Area School District General Obligation Unlimited Bonds, Series A, 5.000%, 9/1/2014, (NATL-RE)	493,515
1,175,000	Upper Darby Pennsylvania School District General Obligation Unlimited Bonds, 5.000%, 5/1/2019, (NATL-RE FGIC)	1,288,082

		1,781,597
	Texas-1.6%
500,000	City of Dallas, Texas Waterworks & Sewer System Revenue Bonds, 5.000%, 10/1/2029, (AGM)	537,730
1,000,000	Harris County Texas Municipal Utility District No. 368 General Obligation Bonds, 5.500%, 9/1/2036, (AGM)	1,082,710

		1,620,440
	Virginia-0.8%
765,000	Virginia Housing Development Authority Revenue Bonds, 4.500%, 7/1/2024	817,563

	West Viginia-91.3%
1,170,000	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds, 3.375%, 5/1/2022	1,275,710
410,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project), 4.750%, 12/1/2019	432,919

Shares/Principal Amount		Value
$825,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project), Series A, 4.700%, 12/1/2024, (NATL-RE)	$859,336
250,000	Berkeley County, West Virginia, Public Service District Revenue Bonds, 4.250%, 12/1/2024, (AGM)	259,073
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
470,000	Series A, 4.700%, 10/1/2016	485,886
815,000	Series A, 5.000%, 10/1/2022	828,105
400,000	Series A, 4.650%, 10/1/2025	400,148
700,000	Series A, 4.650%, 3/1/2037	687,806
135,000	Series B, 4.800%, 10/1/2025	135,049
575,000	Braxton County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 5.000%, 5/1/2022, (FSA)	646,915
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
195,000	3.600%, 6/1/2024	206,550
205,000	3.750%, 6/1/2025	217,226
215,000	3.850%, 6/1/2026	227,941
	Charles Town, West Virginia, Waterworks & Sewer System Revenue Bonds (Combination):
200,000	Series A, 3.400%, 10/1/2014	208,012
205,000	Series A, 3.600%, 10/1/2015	216,363
200,000	Series A, 3.800%, 10/1/2016	211,044
1,200,000	Charleston, West Virginia, Urban Renewal Authority Lease Revenue Bonds, 5.300%, 12/15/2022, (AGM)	1,215,480
895,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds, Series A, 4.400%, 8/1/2025	914,126
	City of Kingwood, West Virginia, Sewer System Revenue Bonds:
105,000	3.000%, 10/1/2013	106,010
150,000	3.500%, 10/1/2016	154,377
230,000	4.000%, 10/1/2020	235,039
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
250,000	Series A, 3.000%, 9/1/2023, (AGM)	247,848
490,000	Series A, 3.500%, 9/1/2027, (AGM)	492,151

Shares/Principal Amount		Value
$1,000,000	Clarksburg, West Virginia, Water Revenue Bonds, 5.250%, 9/1/2019, (NATL-RE FGIC)	$1,028,230
800,000	County of Greenbrier, West Virginia, Tax Increment Revenue Bonds, 4.500%, 6/1/2013	812,888
	Fairmont State College, West Virginia, College Revenue Bonds:
1,000,000	Series 2003-A, 5.250%, 6/1/2022, (NATL-RE FGIC)	1,021,940
1,460,000	Series 2003-A, 5.000%, 6/1/2032, (NATL-RE FGIC)	1,484,747
	Fairmont, West Virginia, Waterworks Revenue Bonds:
500,000	Series 1999, 5.250%, 7/1/2017, (AMBAC)	501,735
1,235,000	Series 1999, 5.000%, 7/1/2019, (AMBAC)	1,235,926
	Marshall County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
1,175,000	5.000%, 5/1/2021, (NATL-RE)	1,326,728
1,000,000	5.000%, 5/1/2022, (NATL-RE)	1,118,440
	Monongalia County, West Virginia, Building Commission Hospital Revenue Bonds (Monongalia General Hospital):
1,015,000	Series A, 5.250%, 7/1/2020	1,072,439
500,000	Series A, 5.000%, 7/1/2030	491,740
525,000	Series A, 5.250%, 7/1/2035	526,974
500,000	Morgantown, West Virginia, Revenue Bonds, 3.000%, 12/1/2016, (AGM)	531,065
	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds:
500,000	Series A, 5.000%, 8/1/2019, (NATL-RE FGIC)	530,100
500,000	Series A, 4.500%, 8/1/2022, (NATL-RE FGIC)	517,135
600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	636,564
2,000,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	2,146,320
1,195,000	Putnam County, West Virginia, Building Commission Lease Revenue Bonds (County Service Building Project), Series A, 5.375%, 12/1/2023	1,308,226

Shares/Principal Amount		Value
$1,070,000	Randolph County, West Virginia, County Commission Health System Revenue Bonds (Davis Health System, Inc.), Series A, 5.200%, 11/1/2015, (AGM)	$1,101,757
	West Liberty State College, West Virginia, Revenue Bonds (Dormitory):
190,000	Series A, 4.800%, 6/1/2012	190,771
1,240,000	Series A, 6.000%, 6/1/2023	1,291,299
900,000	Series A, 6.125%, 6/1/2028	932,994
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
1,000,000	Series A, 5.250%, 7/1/2012, (AMBAC)	1,010,070
1,145,000	Series A, 5.375%, 7/1/2018, (AMBAC)	1,263,702
3,000,000	Series A, 5.375%, 7/1/2021, (AMBAC)	3,257,910
	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public):
1,500,000	4.000%, 6/1/2024	1,587,225
315,000	5.000%, 6/1/2026, (NATL-RE)	320,557
180,000	5.000%, 6/1/2026, (NATL-RE)	182,704
1,000,000	Series A, 5.500%, 6/1/2016, (NATL-RE)	1,018,430
1,630,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile Safety), Series A, 5.000%, 6/1/2029, (NATL-RE)	1,698,623
1,000,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile), 4.000%, 6/1/2023	1,067,960
580,000	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection), 4.750%, 11/1/2012	593,932
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	974,657
860,000	4.750%, 6/1/2022	910,327
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot):
260,000	Series A, 3.000%, 8/1/2014	271,367
150,000	Series A, 3.000%, 8/1/2015	158,472

Shares/Principal Amount		Value
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
$365,000	Series B, 3.375%, 10/1/2023	$371,994
390,000	Series B, 3.500%, 10/1/2024	397,589
415,000	Series B, 3.625%, 10/1/2025	423,873
435,000	Series B, 3.750%, 10/1/2026	446,549
570,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities), Series A, 5.000%, 3/1/2019	605,494
1,000,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia University Foundation Waterfront), Series B, 5.000%, 7/15/2022, (AMBAC)	1,007,770
	West Virginia Economic Development Authority Revenue Bonds:
500,000	5.500%, 6/1/2017, (NATL-RE)	509,215
1,000,000	3.750%, 6/15/2023	1,045,960
500,000	Series B, 5.000%, 7/15/2019, (AMBAC)	504,595
1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University), 5.000%, 5/1/2023	1,718,325
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
235,000	Series A, 3.750%, 4/1/2019	254,207
405,000	Series A, 4.000%, 4/1/2020	441,705
485,000	Series A, 5.000%, 4/1/2026	534,625
190,000	Series B, 5.000%, 4/1/2016, (NATL-RE FGIC)	206,289
2,315,000	Series B, 5.000%, 4/1/2018, (NATL-RE FGIC)	2,501,450
2,805,000	Series B, 5.000%, 4/1/2024, (NATL-RE FGIC)	2,983,819
2,000,000	West Virginia Higher Education Policy Commission Revenue Bonds (University Facilities), Series A, 5.000%, 4/1/2012, (NATL-RE)	2,000,000
1,000,000	West Virginia Higher Education Policy Commission, Revenue Bonds, 5.000%, 4/1/2029, (NATL-RE FGIC)	1,055,470
1,070,000	West Virginia Hospital Finance Authority Lease Revenue Bonds (Veterans Nursing Home), 5.500%, 3/1/2019	1,088,137

Shares/Principal Amount		Value
$1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCS Improvement), Series D, 5.375%, 6/1/2028, (AGM)	$1,080,230
300,000	West Virginia Hospital Finance Authority Revenue Bonds (United Hospital Center, Inc. Project), Series A, 4.500%, 6/1/2026, (AMBAC)	306,486
	West Virginia Housing Development Fund Revenue Bonds:
600,000	Series A, 1.600%, 11/1/2017	599,358
685,000	Series A, 2.000%, 11/1/2018	687,521
325,000	Series A, 3.600%, 5/1/2022	332,956
840,000	Series A, 3.200%, 11/1/2023	847,913
1,000,000	Series A, 3.800%, 11/1/2024	1,031,770
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
450,000	4.125%, 7/1/2017	512,248
450,000	4.250%, 7/1/2018	519,111
200,000	Series B, 3.000%, 7/1/2018	215,948
2,000,000	West Virginia School Building Authority Lottery Revenue Bonds (Capital Improvement), 5.250%, 7/1/2012, (NATL-RE FGIC)	2,024,080
810,000	West Virginia State Road General Obligation Bonds, 5.000%, 6/1/2024, (NATL-RE FGIC)	877,262
	West Virginia University Revenue Bonds (University Projects):
345,000	Series B, 5.000%, 10/1/2025	404,426
750,000	Series B, 4.125%, 10/1/2031	779,580
	West Virginia University Revenue Bonds (West Virginia University Project):
1,000,000	Series A, 5.500%, 4/1/2016, (NATL-RE)	1,164,130
500,000	Series B, 5.000%, 10/1/2021, (NATL-RE FGIC)	540,215
1,000,000	Series C, 5.000%, 10/1/2026, (NATL-RE FGIC)	1,063,270
1,275,000	Series C, 5.000%, 10/1/2027, (NATL-RE FGIC)	1,352,801
500,000	Series C, 5.000%, 10/1/2034, (AGM)	526,170
2,000,000	Series C, 5.000%, 10/1/2034, (NATL-RE FGIC)	2,102,220
	West Virginia Water Development Authority Infrastructure Revenue Bonds:
2,000,000	Series A, 4.400%, 10/1/2018, (AMBC)	2,085,080

Shares/Principal Amount		Value
$250,000	Series A, 5.000%, 10/1/2028, (AMBC)	$258,925
1,090,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 4.750%, 10/1/2023, (AGM)	1,195,534
500,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series A- 1, 5.250%, 11/1/2023, (AMBAC)	517,090
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
1,000,000	Series A-II, 5.000%, 11/1/2025, (NATL-RE FGIC)	1,061,720
900,000	Series A-II, 4.250%, 11/1/2026, (NATL-RE FGIC)	926,442
1,000,000	Series A-II, 5.000%, 11/1/2033, (NATL-RE FGIC)	1,045,180
500,000	Series B, 5.250%, 11/1/2023, (AMBAC)	522,810
1,000,000	Series B, 5.000%, 11/1/2029, (AMBAC)	1,034,570
	West Virginia Water Development Authority Revenue Bonds (Loan Program IV):
500,000	Series A, 5.000%, 11/1/2019, (AGM)	548,415
1,000,000	Series B-IV, 5.125%, 11/1/2024, (AMBAC)	1,069,400
650,000	Series B-IV, 4.750%, 11/1/2035, (AMBAC)	670,000
395,000	West Virginia, General Obligation Unlimited Bonds (Capital Appreciation Infrastructure), Series A, Zero Coupon , 11/1/2021, (NATL-RE FGIC)	311,963
500,000	West Virginia, General Obligation Unlimited Bonds (State Road), 5.000%, 6/1/2021, (NATL-RE FGIC)	549,060
	Wheeling, West Virginia, Waterworks & Sewer System Revenue Bonds:
700,000	Series A, 3.500%, 6/1/2016, (AGM)	743,988
500,000	Series A, 4.250%, 6/1/2026, (AGM)	517,905

Shares/Principal Amount		Value
$500,000	Series A, 4.750%, 6/1/2036, (AGM)	$518,675

		93,428,586
TOTAL MUNICIPAL BONDS

(Cost $95,852,237)		99,903,137

SHORT TERM INVESTMENTS-1.0%
	Mutual Funds-1.0%
1,023,825	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	1,023,825

TOTAL SHORT TERM INVESTMENTS

(Cost $1,023,825)		1,023,825

TOTAL INVESTMENTS-98.6%
(Cost $96,876,062)		100,926,962
OTHER ASSETS AND LIABILITIES-NET(1) -1.4%		1,390,874

NET ASSETS-100.0%		$102,317,836

(1)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at March 31, 2012.

The following acronyms are used throughout this portfolio:

Insurers:

AGM - Assured Guaranty Municipal.

AMBAC - AMBAC Indemnity Corp.

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance, Inc.

NATL-RE - Third party insurer for municipal debt securities.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

March 31, 2012 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund pays its own expenses.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

››	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

››	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and

››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

■	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

■	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
■	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2012, in valuing the Funds’ investments carried at value:

WesMark Small Company Growth Fund

		Level 2 -
			Level 3 -
		Other Significant	Significant
Investments in Securities at Value*	Level 1 – Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Common Stocks	$68,836,633	$–	$–	$68,836,633
Short Term Investments	2,052,078	–	–	2,052,078

Total	$70,888,711	$–	$–	$70,888,711

WesMark Growth Fund
		Level 2 -
			Level 3 –
		Other Significant	Significant
Investments in Securities at Value*	Level 1 – Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Common Stocks	$280,488,400	$–	$–	$280,488,400
Short Term Investments	7,930,290	–	–	7,930,290

Total	$288,418,690	$–	$–	$288,418,690

WesMark Balanced Fund
		Level 2 -
			Level 3 –
		Other Significant	Significant
Investments in Securities at Value*	Level 1 – Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Common Stocks	$42,522,224	$–	$–	$42,522,224
Exchange Traded Funds	2,200,595	–	–	2,200,595
Preferred Stocks	1,723,665	–	–	1,723,665
Corporate Bonds	–	11,650,416	–	11,650,416
U.S. Government Agency - Collateralized Mortgage Obligations	–	145,331	–	145,331
U.S. Government Agency - Mortgage Backed Securities	–	1,889,589	–	1,889,589
U.S. Government Agency Securities	–	2,049,858	–	2,049,858
Taxable Municipal Bonds	–	5,702,222	–	5,702,222
Non-Taxable Municipal Bonds	–	527,735	–	527,735
Short Term Investments	457,501	–	–	457,501

Total	$46,903,985	$21,965,151	$–	$68,869,136

WesMark Government Bond Fund
		Level 2 -
			Level 3 –
		Other Significant	Significant
Investments in Securities at Value*	Level 1 – Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Corporate Bonds	$–	$1,270,187	$–	$1,270,187
U.S. Government Agency - Collateralized Mortgage Obligations	–	93,912,662	–	93,912,662
U.S. Government Agency - Mortgage Backed Securities	–	79,277,597	–	79,277,597
U.S. Government Agency Securities	–	20,400,630	–	20,400,630
Taxable Municipal Bonds	–	48,364,626	–	48,364,626
Short Term Investments	16,894,186	–	–	16,894,186

Total	$16,894,186	$243,225,702	$–	$260,119,888

WesMark West Virginia Municipal Bond Fund
		Level 2 -
			Level 3 –
		Other Significant	Significant
Investments in Securities at Value*	Level 1 – Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Municipal Bonds	$–	$99,903,137	$–	$99,903,137
Short Term Investments	1,023,825	–	–	1,023,825

Total	$1,023,825	$99,903,137	$–	$100,926,962

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the period ended March 31, 2012. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for the Funds.

There were no transfers into and out of Level 1 and 2 during the period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

*For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolio of Investments

Recent Accounting Pronouncement – In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011- 04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date.

Distributions of net investment income, if any, for the Small Company Growth Fund and Growth Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, and Balanced Fund, are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. Unrealized Appreciation/(Depreciation)

At March 31, 2012 the cost of investments and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

Small Company Growth Fund
Aggregate tax cost	$56,981,189
Gross unrealized appreciation	14,546,699
Gross unrealized depreciation	(639,177)
Net unrealized appreciation	$13,907,522

Growth Fund
Aggregate tax cost	$243,487,712
Gross unrealized appreciation	46,850,372
Gross unrealized depreciation	(1,919,394)
Net unrealized appreciation	$44,930,978

Balanced Fund
Aggregate tax cost	$57,064,227
Gross unrealized appreciation	12,326,079
Gross unrealized depreciation	(521,170)
Net unrealized appreciation	$11,804,909

Government Bond Fund
Aggregate tax cost	$250,124,215
Gross unrealized appreciation	10,096,392
Gross unrealized depreciation	(100,719)
Net unrealized appreciation	$9,995,673

West Virginia Municipal Bond Fund
Aggregate tax cost	$96,876,062
Gross unrealized appreciation	4,084,809
Gross unrealized depreciation	(33,909)
Net unrealized appreciation	$4,050,900

4. Concentration Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at March 31, 2012, 67% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.
(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESMARK FUNDS

By:	/s/ Jerome B. Schmitt
Jerome B. Schmitt
President and Chief Executive Officer (Principal Executive Officer)

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome B. Schmitt
Jerome B. Schmitt
President and Chief Executive Officer (Principal Executive Officer)

Date:	May 25, 2012

By:	/s/ David B. Ellwood
David B. Ellwood
Vice President, Treasurer and Chief Financial Officer

Date:	May 25, 2012